Investment in Equity Method Investee	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Method Investee
8. Investment in equity method investee
On October 17, 2016, the Company made a commitment to invest RMB 190 million in cash for 45.9% of the equity interest in Ganzhou QuCampus Technology Co., Ltd (“Ganzhou QuCampus”) which mainly operates computer services, advisory, and online merchandise services. As of December 31, 2019, the Company contributed RMB 70 million in Ganzhou QuCampus and held a 45.9% equity interest in Ganzhou QuCampus. As the Company has significant influence over Ganzhou QuCampus, Ganzhou QuCampus was accounted for as an equity method investment. The difference between the RMB 190 million and RMB 70 million is a commitment to make future contributions to Ganzhou QuCampus. The commitment generally would not be included in the initial measurement of equity method investment unless other authoritative guidance requires it. The cost of the investment over the proportional fair value of the assets and liabilities of the investee is reflected in the Company’s memo accounts as “equity method goodwill”. The equity method goodwill is not subsequently amortized and is not tested for impairment under ASC 350. Equity method investments is reviewed periodically for impairment in accordance with paragraph ASC
323-10-35-32.
The Company’s share of loss in
Ganzhou
QuCampus for the years ended December
31
,
2017
,
2018
and
2019
was RMB
20,676,273
, RMB
11,319,279
and RMB

3,419,825
(US$
491,227)
, respectively, which was recognized in the consolidated statements of comprehensive income. The Company expects that
Ganzhou
QuCampus has the ability to recover the carrying amount of the investment and determined that the investment is not impaired as of December
31
,
2018
and
2019
.